Subsequent Events - Additional Information (Detail)	May. 10, 2016 USD ($)
Subsequent Event [Member] | Class A Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Stock buyback program, authorized amount	$ 20,000,000